Condensed Consolidated Statements of Cash Flows (Unaudited) - GBP (£)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	£ (5,308,407)	£ 357,976
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Depreciation	222,807	330,260
Amortization of intangible assets	24,792	11,234
Share-based compensation expense	908,613	142,321
Loss on modification of convertible loan		645,845
Change in fair value of derivative liability	(11,446)	(8,215,964)
Net foreign exchange loss		(31,523)
Noncash interest expense		50,976
Changes in operating assets and liabilities:
Change in corporation tax receivable	(216,528)	(700,000)
Change in prepaid expenses and other current assets	506,857	309,019
Change in operating lease right of use assets	99,743	91,808
Change in accounts payable and accrued liabilities	(1,220,150)	335,200
Change in lease liabilities	(147,631)	(176,176)
Net cash used in operating activities	(5,141,350)	(6,849,024)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant, and equipment	(20,853)	(158,861)
Purchase of intangible assets	(14,828)	(57,965)
Net cash used in investing activities	(35,681)	(216,826)
CASH FLOWS FROM FINANCING ACTIVITIES:
Series D warrant exercises	986,772
Series E warrant exercises	2,786,194
Proceeds from sale of warrants		2,893,618
Issuance of ordinary shares	19,765	1,441,659
Ordinary shares and warrant issuance costs	(73,980)	(158,965)
Net cash provided by financing activities	3,718,751	4,176,312
NET CHANGE IN CASH	(1,458,280)	(2,889,538)
Cash - Beginning of period	2,462,609	4,808,060
Cash - End of period	1,004,329	1,918,522
Non-cash investing and financing activities:
Conversion of debt to ordinary shares		£ 254,150